Intangible Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Schedule Of Intangible Assets [Line Items]
Operating segment | segment	1
Goodwill impairment	$ 0	$ 0
Estimated equity value	242,500,000	165,800,000
Exceeds the reported net assets	113,500,000	158,400,000
Equity value	$ 129,000,000	$ 7,300,000
Computer software
Schedule Of Intangible Assets [Line Items]
Estimated life	5 years
Capitalised development expenditure
Schedule Of Intangible Assets [Line Items]
Estimated life	5 years